Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2021			2022			2023
	International	PRC		International	PRC		International	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Income/(loss) before income tax expenses	(1,826)	(2,265)	(4,091)	(14,358)	1,574	(12,784)	(16,367)	1,453	(14,914)
Current income tax expenses	48	—	48	50	—	50	281	—	281
Deferred income tax expenses/(benefits)	52	—	52	10	—	10	(163)	—	(163)
Income tax expenses	100	—	100	60	—	60	118	—	118

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2021	2022	2023
PRC statutory tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	(2.68)%	(15.40)%	(10.97)%
Effect on tax holiday	(0.01)%	0.00%	(0.00)%
Impact of preferential tax rates	—%	—%	0.16%
Changes in valuation allowance	(17.26)%	(5.69)%	(12.39)%
Permanent book-tax differences—non-deductible expenses	(7.49)%	(4.38)%	(1.91)%
Prior true - ups adjustment	—%	—%	0.55%
Change in unrecognized tax benefits	—%	—%	(1.23)%
Effective tax rate	(2.44)%	(0.47)%	(0.79)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023
	US$	US$
Deferred tax assets
Tax loss carryforwards	4,763	5,197
Defined benefits liabilities	24	8
Accruals and other liabilities	2	40
Share-based compensation	(39)	(4)
Unrealized foreign exchange loss	—	38
Less: Valuation allowance	(4,361)	(4,578)
Total deferred tax assets, net	389	701

Deferred tax liabilities
Unrealized foreign exchange gain	(109)	—
Contract costs related assets	(364)	(629)
Total deferred tax liabilities	(473)	(629)
Net deferred tax (liabilities)/assets	(84)	72

Schedule of movement of valuation allowance

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Balance at beginning of the year	—	(3,633)	(4,361)
Provision	(3,633)	(1,259)	(2,397)
Current period reversal	—	531	619
Prior true- ups adjustment	—	—	1,561
Balance at end of the year	(3,633)	(4,361)	(4,578)